ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	1 Months Ended
	Aug. 31, 2026 ft²	Jul. 25, 2026 ft²	Jun. 30, 2024 a
Subsequent Event [Line Items]
Seismic exploratory operations area		3,378	63,778
Subsequent Event [Member]
Subsequent Event [Line Items]
Total measured depth	3,378